17. Taxes recoverable/payable	12 Months Ended
Dec. 31, 2017
Taxes Recoverablepayable
Taxes recoverable/payable

(a)         Current assets

	December 31, 2017	December 31, 2016
Recoverable taxes
Income tax and social contribution	270,614	32,365
Withholding income tax (IRRF) on financial investments	2,606	7,057
Other federal taxes	3,365	2,961
Other municipal taxes	-	250
Total	276,585	42,633

The increase in recoverable taxes is mainly due to the increase in the “income tax and social contribution” item, referring to the estimates paid are higher that the amounts due in the year.

(b)         Current liabilities

	December 31, 2017	December 31, 2016
Taxes and contributions payable
Cofins and Pasep	74,034	49,132
INSS (Social Security contribution)	35,365	35,376
IRRF (withholding income tax)	58,204	62,771
Other	16,362	21,478
Total	183,965	168,757